Supplemental Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2017	2016
Changes in non-cash working capital:
Receivables, net	$(176)	$(104)
Income taxes receivable	8	(23)
Inventory	31	88
Prepayments and other current assets	14	(18)
Accounts payable	3	162
Income taxes payable	(17)	14
Other current liabilities	33	15
Total non-cash working capital	$(104)	$134

Supplemental disclosure of cash paid:
Interest	$689	$480
Income taxes	$63	$57
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	$166	$103
Beneficial Conversion Feature of the convertible debentures	$-	$43